SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 Integer $ / shares	Dec. 31, 2024 Integer $ / shares	Dec. 31, 2023 Integer $ / shares	Dec. 31, 2022 Integer $ / shares
Notes and other explanatory information [abstract]
Number of warrants, outstanding, beginning balance	1,252	9,074	9,254
Average exercise price, outstanding, beginning balance | $ / shares	$ 1,391.60	$ 852.80	$ 868.00
Weighted average remaining contractual term in years, outstanding	5 months 26 days	1 year 2 months 26 days	2 years 2 months 26 days	4 years 7 days
Number of warrants, exercisable, beginning balance	1,252	9,074	9,254
Average exercise price, exercisable, beginning balance | $ / shares	$ 1,391.60	$ 852.80	$ 868.00
Weighted average remaining contractual term in years, exercisable	5 months 26 days	1 year 2 months 26 days	2 years 2 months 26 days	4 years 7 days
Number of warrants, granted		32,500
Average exercise price, granted | $ / shares		$ 44.00
Number of warrants, exercised		35,271
Average exercise price, exercised | $ / shares		$ 42.00
Number of warrants, forfeited
Average exercise price, forfeited | $ / shares
Number of warrants, expired			180
Average exercise price, expired | $ / shares			$ 1,524
Number of warrants, warrants buy-back		5,051
Number of warrants, outstanding, ending balance	1,252	1,252	9,074	9,254
Average exercise price, outstanding, ending balance | $ / shares	$ 1,391.60	$ 1,391.60	$ 852.80	$ 868.00
Number of warrants, outstanding, ending balance	1,252	1,252	9,074	9,254
Average exercise price, exercisable, ending balance | $ / shares	$ 1,391.60	$ 1,391.60	$ 852.80	$ 868.00